Share capital - Share-based payment expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share capital
Total share-based payment expenses	$ 15.4	$ 2.7
Share-based payment expenses recognized in operating expenses	7.8	1.0
Stock option expense
Share capital
Total share-based payment expenses	0.8	0.5
Performance share unit expense
Share capital
Total share-based payment expenses	1.4	0.3
Restricted share unit expense
Share capital
Total share-based payment expenses	8.4	1.1
Deferred share unit expense
Share capital
Total share-based payment expenses	3.6	0.8
Shares issued under First Nations agreements
Share capital
Total share-based payment expenses	$ 1.2	$ 0.0